Taxes on Income (Schedule of Theoretical Tax) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Major components of tax expense (income) [abstract]
Profit (loss) before taxes on income	€ (6,269)	€ (63)	[1]	€ 6,371	[1]
Primary tax rate of the Company	24.00%	25.00%		26.50%
Tax on income	€ 1,505	€ 16		€ (1,688)
Profit (loss) subject to different tax rate	(106)	(15)		(265)
Creation of (changes in) deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(448)			2,441
Neutralization of tax calculated in respect of the Company's share in profits of equity accounted investees	367	344		5
Change in temporary differences for which deferred tax were not recognized	(359)	(347)		832
Current year tax losses and benefits for which deferred taxes were not created, reserve of uncertain tax position and others	(1,142)	(378)		511
Taxes in respect to previous years and others	(189)	(189)		(97)
Tax benefit (taxes on income)	€ (372)	€ (569)	[1]	€ 1,739	[1]

[1]	Please refer to note 2C for functional and presentation currency.